Income Taxes (Details Textual) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Income Taxes (Textual)
Statutory income tax rate	34.00%
Net operating loss carryforwards	$ 6.2
Operating Loss Carryforwards, Expiration Dates	2029